Barclays PLC (the Parent company) - Other equity instruments (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) issuance redemption		Dec. 31, 2024 GBP (£) issuance		Dec. 31, 2025 SGD ($) redemption	Dec. 31, 2025 USD ($) redemption	Dec. 31, 2025 EUR (€) redemption	Dec. 31, 2023 GBP (£)		Dec. 31, 2022 GBP (£)
Disclosure of transactions between related parties [line items]
Equity	£ 78,236		£ 72,481					£ 71,864		£ 69,260
Other equity instruments
Disclosure of transactions between related parties [line items]
Equity	12,725	[1]	12,075	[1]				13,259	[1]	13,284
AT1 securities issuance	3,784		1,598
Reduction of issued capital	£ 3,133		£ 2,753
AT1 Securities | Fixed rate resetting perpetual subordinated contingent convertible Securities
Disclosure of transactions between related parties [line items]
Number of convertible instruments issued | issuance	4		2
AT1 securities issuance	£ 3,784		£ 1,598
Notional contract amount	3,133		2,753
Barclays PLC
Disclosure of transactions between related parties [line items]
Equity	57,989		56,986					58,028		57,667
Barclays PLC | Other equity instruments
Disclosure of transactions between related parties [line items]
Equity	12,673		£ 12,033					£ 13,198		£ 13,250
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
AT1 securities issuance	£ 3,799
Number of redemptions | redemption	3				3	3	3
Reduction of issued capital	£ 3,120
Barclays PLC | AT1 Securities | 7.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)
Disclosure of transactions between related parties [line items]
Notional contract amount | $						$ 1,500
Barclays PLC | AT1 Securities | Perpetual Subordinated Contingent Convertible Securitie
Disclosure of transactions between related parties [line items]
Notional contract amount	1,000
Barclays PLC | AT1 Securities | 6.125% Perpetual Subordinated Contingent Convertible Securities (EUR 1,500m)
Disclosure of transactions between related parties [line items]
Notional contract amount | €							€ 1,500
Barclays PLC | AT1 Securities | 4.650% Perpetual Subordinated Contingent Convertible Securities (SGD 500m)
Disclosure of transactions between related parties [line items]
Notional contract amount | $					$ 500
Barclays PLC | AT1 Securities | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)
Disclosure of transactions between related parties [line items]
Notional contract amount | $						$ 1,500
Barclays PLC | AT1 Securities | 8.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure of transactions between related parties [line items]
Notional contract amount	£ 2,000

[1]	For further details refer to Note 27.